Average Annual Total Returns - COLUMBIA MULTI STRATEGY ALTERNATIVES FUND	Oct. 01, 2020	Sep. 30, 2020
Class A
Average Annual Return:
1 Year	(10.21%)
Since Inception	(6.71%)
Inception Date	Jan. 28, 2015
Class A | After Taxes on Distributions
Average Annual Return:
1 Year		(10.21%)
Since Inception		(6.96%)
Inception Date		Jan. 28, 2015
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year		(6.04%)
Since Inception		(5.02%)
Inception Date		Jan. 28, 2015
Class C
Average Annual Return:
1 Year	(6.40%)
Since Inception	(6.28%)
Inception Date	Jan. 28, 2015
Class R
Average Annual Return:
1 Year	(4.99%)
Since Inception	(5.83%)
Inception Date	Jan. 28, 2015
Class Adv
Average Annual Return:
1 Year	(4.54%)
Since Inception	(5.35%)
Inception Date	Jan. 28, 2015
Class Inst2
Average Annual Return:
1 Year	(4.40%)
Since Inception	(5.27%)
Inception Date	Jan. 28, 2015
Class Inst3
Average Annual Return:
1 Year	(4.39%)
Since Inception	(5.20%)
Inception Date	Jan. 28, 2015
Class Inst
Average Annual Return:
1 Year	(4.42%)
Since Inception	(5.37%)
Inception Date	Jan. 28, 2015